Schedule of Stock Option Issued and Outstanding (Details)	6 Months Ended	9 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 shares	Jun. 30, 2020 shares	Dec. 31, 2019 shares	Jun. 30, 2019 shares
Subsidiary, Sale of Stock [Line Items]
Number of stock options outstanding	8,015,159	9,053,136	7,780,159	7,580,159	1,692,500	287,100
Number of options vested (exercisable)	1,257,500	3,520,186
Grant date fair value | $	$ 2,329,032	$ 2,533,245
Stock Options One [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares		$ 10.00
Weighted average remaining contractual life (years)	1 year 3 months 29 days	7 months 2 days
Number of stock options outstanding	47,500	47,500
Number of options vested (exercisable)	47,500	47,500
Grant date fair value | $	$ 258,013	$ 258,013
Stock Options One [Member] | CAD [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares	$ 10.00
Stock Options Two [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares		$ 0.50
Weighted average remaining contractual life (years)	2 years	1 year 3 months
Number of stock options outstanding	235,000	235,000
Number of options vested (exercisable)	235,000	235,000
Grant date fair value | $	$ 46,277	$ 46,277
Stock Options Two [Member] | CAD [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares	$ 0.50
Stock Options Three [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares		$ 0.60
Weighted average remaining contractual life (years)	2 years 9 months	2 years
Number of stock options outstanding	200,000	200,000
Number of options vested (exercisable)		200,000
Grant date fair value | $	$ 52,909	$ 52,909
Stock Options Three [Member] | CAD [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares	$ 0.60
Stock Options Four [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares		$ 0.60
Weighted average remaining contractual life (years)	3 years 9 months 25 days	3 years 25 days
Number of stock options outstanding	1,575,000	1,575,000
Number of options vested (exercisable)	975,000	1,275,000
Grant date fair value | $	$ 435,069	$ 435,069
Stock Options Four [Member] | CAD [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares	$ 0.60
Stock Options Five [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares		$ 0.55
Weighted average remaining contractual life (years)	4 years 3 months 18 days	3 years 6 months 21 days
Number of stock options outstanding	5,957,659	5,957,659
Number of options vested (exercisable)		1,489,415
Grant date fair value | $	$ 1,536,764	$ 1,536,764
Stock Options Five [Member] | CAD [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares	$ 0.55
Stock Options Six [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares		$ 0.335
Weighted average remaining contractual life (years)		4 years 4 months 20 days
Number of stock options outstanding		1,037,977
Number of options vested (exercisable)		273,271
Grant date fair value | $		$ 204,213